UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2009

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RNC Genter Dividend Income Fund

SEMI-ANNUAL REPORT
April 30, 2009

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS – As of April 30, 2009
(Unaudited)

Sector Representation as of April 30, 2009 (% of total investments):
Sector Breakdown	% of Total Investments
Consumer Discretionary	6.3%
Consumer Staples	12.8%
Energy	5.8%
Financials	17.4%
Health Care	13.8%
Industrials	8.3%
Information Technology	9.8%
Materials	2.8%
Telecommunication Services	8.0%
Utilities	9.6%
Total Equities	94.6%
Short-Term	5.4%
	100.0%
Number of Shares		Value
	COMMON STOCKS – 92.5%
	CONSUMER DISCRETIONARY – 6.1%
1,400	Genuine Parts Co.	$47,544
700	VF Corp.	41,489

		89,033

	CONSUMER STAPLES – 12.5%
2,200	Altria Group, Inc.	35,926
1,200	Kimberly-Clark Corp.	58,968
1,000	PepsiCo, Inc.	49,760
1,000	Philip Morris International, Inc.	36,200

		180,854

	ENERGY – 5.7%
700	Chevron Corp.	46,270
500	Diamond Offshore Drilling, Inc.	36,205

		82,475

	FINANCIALS – 17.1%
2,600	Aflac, Inc.	75,114
2,000	Bank of New York Mellon Corp.	50,960
1,100	PNC Financial Services Group, Inc.	43,670
900	Travelers Cos., Inc.	37,026
2,000	Wells Fargo & Co.	40,020

		246,790

	HEALTH CARE – 13.5%
1,000	Abbott Laboratories	41,850
2,300	Bristol-Myers Squibb Co.	44,160
1,100	Eli Lilly & Co.	36,212
1,400	Johnson & Johnson	73,304

		195,526

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS – As of April 30, 2009
(Unaudited)

Number of Shares		Value
	INDUSTRIALS – 8.2%
4,100	General Electric Co.	$51,865
2,700	Pitney Bowes, Inc.	66,258

		118,123

	INFORMATION TECHNOLOGY – 9.5%
3,400	Intel Corp.	53,652
1,700	Microchip Technology, Inc.	39,100
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,451

		138,203

	MATERIALS – 2.7%
1,000	Eastman Chemical Co.	39,680

	TELECOMMUNICATION SERVICES – 7.8%
2,400	AT&T, Inc.	61,488
2,400	BCE, Inc.	51,360

		112,848

	UTILITIES – 9.4%
1,400	FPL Group, Inc.	75,306
2,000	SCANA Corp.	60,440

		135,746

	TOTAL COMMON STOCKS (Cost $1,377,930)	1,339,278

	SHORT-TERM INVESTMENT – 5.3%
76,614	Fidelity Institutional Money Market Fund, 0.67%	$76,614

	TOTAL SHORT-TERM INVESTMENTS (Cost $76,614)	76,614

	TOTAL INVESTMENTS – 97.8% (Cost $1,454,544)	1,415,892
	Other assets less liabilities – 2.2%	31,143

	TOTAL NET ASSETS –100.0%	$1,447,035

ADR – American Depository Receipt

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)

ASSETS
Investments in securities, at value (cost $1,454,544)	$1,415,892
Receivables:
Dividends and interest	3,328
From Advisor	6,740
Prepaid expenses	40,623
Total assets	1,466,583

LIABILITIES
Cash overdraft	717
Payables:
Dividends	34
Due under Distribution Plan - (Note 6)	295
Administration fees	2,771
Custody fees	976
Fund accounting fees	2,221
Transfer agent fees	984
Trustees fees	489
Chief Compliance Officer fees	2,487
Accrued other expenses	8,574
Total liabilities	19,548

NET ASSETS	$1,447,035

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,531,321
Accumulated net investment loss	(8,584)
Accumulated net realized loss on investments	(37,050)
Net unrealized depreciation on investments	(38,652)
Net Assets	$1,447,035

Net asset value, offering and redemption price per share
[$1,447,035/153,520 shares outstanding]	$9.43

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF OPERATIONS
April 30, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $114)	$19,713
Interest	498
Total income		$20,211

Expenses
Advisory fee	4,063
Distribution fees - (Note 6)	1,130
Administration fees	11,271
Organization cost	10,774
Registration fees	8,887
Fund accounting fees	7,951
Transfer agent fees	7,402
Audit fees	5,970
Legal fees	2,762
Chief compliance officer fees	2,487
Trustees fees and expenses	1,989
Custody fees	1,693
Insurance fees	1,658
Shareholder reporting fees	1,160
Miscellaneous	845

Total expenses		70,042
Less: Investment advisory fee waived		(4,063)
Less: Other expenses reimbursed		(59,207)
Net expenses		6,772
Net investment income		13,439

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss on investments		(37,050)
Net change in unrealized depreciation on investments		(38,652)
Net realized and unrealized loss on investments		(75,702)

Net Decrease in Net Assets from Operations		$(62,263)

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
STATEMENT OF CHANGES IN NET ASSETS

		For the Period from
		December 31, 2008*
		to April 30, 2009
		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income		$13,439
Net realized loss on investments		(37,050)
Net unrealized depreciation on investments		(38,652)
Net decrease in net assets resulting from operations		(62,263)

Distributions to Shareholders
From net investment income		(22,023)

Capital Transactions
Net increase in net assets derived from
net change in outstanding shares (a)		1,531,321
Total increase in net assets		1,447,035

NET ASSETS
Beginning of period		-
End of period		$1,447,035

Accumulated net investment loss		$(8,584)

(a) A summary of share transactions is as follows:
	December 31, 2008*
	through
	April 30, 2009
	Shares	Paid-in Capital
Shares sold	151,007	$1,509,661
Shares reinvested	2,513	21,660
Shares redeemed	-	-
Net increase	153,520	$1,531,321

* Commencement of operations.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the Period from
	December 31, 2008*
	to April 30, 2009
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	0.09
Net realized and unrealized loss on investments	(0.51)
Total from investment operations	(0.42)

Less Distributions:
From net investment income	(0.15)
Total distributions	(0.15)

Net asset value, end of period	$9.43

Total return	-4.10	% †

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,447

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	15.51	% ‡
After fees waived and expenses absorbed	1.50	% ‡
Ratio of net investment loss to average net assets	2.97	% ‡

Portfolio turnover rate	18	% †

* Commencement of operations.
† Non-annualized.
‡ Annualized.

See accompanying Notes to Financial Statements.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2009
(Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Organization costs incurred with the start up of the Fund are being amortized on a straight line basis over a period of 12 months from commencement of operations. The Fund incurred organization costs of approximately $32,933, which are being amortized over a one-year period.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2009
(Unaudited) - Continued

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board (FASB) interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with RNC Genter Capital Management (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.50% of the Fund's average daily net assets until October 31, 2009.

For the period from December 31, 2008 through April 30, 2009, the Advisor waived all of its advisory fees and reimbursed other expenses of $59,207.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At April 30, 2009, the amount of these potentially recoverable expenses was $63,270.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2009
(Unaudited) - Continued

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period from December 31, 2008, through April 30, 2009, the Fund’s allocated fees paid to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees paid for CCO services for the period from December 31, 2008, through April 30, 2009, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,454,544

Gross unrealized appreciation	91,498
Gross unrealized depreciation	(130,150)
Net appreciation/(depreciation) on investments	$(38,652)

Note 5 - Investment Transactions
For the period from December 31, 2008, through April 30, 2009, purchases and sales of investments, excluding short-term investments, were $1,633,032 and $218,051, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2009
(Unaudited) - Continued

For the period from December 31, 2008, through April 30, 2009, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services).

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,415,892
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$1,415,892

RNC Genter Dividend Income Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2009
(Unaudited) - Continued

Note 9 – Accounting Pronouncement:
In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  Management currently does not expect the impact of the adoption of SFAS 161 to have a material impact on the Fund’s financial statements and related disclosures.

RNC Genter Dividend Income Fund
Fund Expenses – April 30, 2009 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/31/08 to 4/30/09.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

Actual Performance*	$1,000.00	$959.00	$4.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.60	$5.00

* The Fund started operations on December 31, 2008.  Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

RNC Genter Dividend Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with RNC Genter Capital Management

The Board of Trustees of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), at a meeting held on December 4, 2008, unanimously approved the Investment Advisory Agreement (the “Agreement”) with RNC Genter Capital Management (“RNC Genter”) for the RNC Genter Dividend Income Fund (the “Fund”) for an initial two-year term.  The Board of Trustees determined that the Agreement was in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

The following information summarizes the Board’s considerations associated with its review of the Agreement, but does not describe all of the matters considered.  In connection with their deliberations, the Trustees considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  In considering these matters, the Independent Trustees discussed the approval of the Agreement with management and in private sessions with counsel at which no representatives of RNC Genter were present.

To reach its determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreement, the Independent Trustees received various materials from RNC Genter, Mutual Fund Administration Corporation (“MFAC”), the Trust’s co-administrator, and legal counsel to the Trust and the Independent Trustees.  The materials, among other things, outlined the services to be provided by RNC Genter and the relevant personnel responsible for these services and their experience; the proposed advisory fee of the Fund as compared to fees charged by investment advisers to comparable funds; estimated expenses of the Fund as compared to those of comparable funds; financial data on RNC Genter; potential fall-out benefits to RNC Genter; and a summary of RNC Genter’s compliance program.  The Board applied its business judgment to determine whether the arrangement between the Trust and RNC Genter is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided to the Fund under the Agreement.  The Board considered the performance of a composite of all accounts managed by RNC Genter with investment objectives, policies and investment strategies substantially similar to those of the Fund and compared it with the performance of several indices including the MSCI US Investible High Dividend Yield Index, Dow Jones Select Dividend Index and the Russell 1000 Value Index, as well as a peer group of 12 mutual funds with similar investment objectives to that of the Fund.  The Board noted that the composite outperformed the benchmarks and the peer group average returns for the year-to-date period and the five-year period ended November 30, 2008.  The Board also reviewed information regarding RNC Genter’s compliance program.  In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by RNC Genter under the Agreement are expected to be satisfactory.

RNC Genter Dividend Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Trustees also reviewed information showing the proposed advisory fee and estimated expense ratio of the Fund as compared to those of an applicable peer group selected by MFAC using information from Morningstar Inc.  The Board discussed with MFAC the parameters that MFAC used in creating the Fund’s peer group.  The Board considered the proposed advisory fee and expense ratio for the Fund and noted that although each is slightly higher than the average of its peer group, the proposed advisory fee is slightly lower than the fees charged by RNC Genter to its other investment management clients.  The Board also considered that RNC Genter would contractually agree to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions, taxes, dividend expenses on short sales, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets.  The Board noted that this agreement would remain in effect for a one-year period after the Fund’s inception and expenses borne by RNC Genter would be subject to reimbursement by the Fund for up to three years following the fiscal year in which such expense was incurred.  In light of the nature, extent and quality of services to be provided under the Agreement, and in light of RNC Genter’s agreement to waive fees and/or pay Fund expenses, the Board determined that the proposed investment advisory fee for the Fund was fair and reasonable.

Finally, the Board considered that because the Fund is newly organized, RNC Genter was not able to identify whether any economies of scale would be realized in connection with its management of the Fund.  The Board also noted that RNC Genter was unable to estimate the profitability of the Agreement to RNC Genter, but had agreed to limit the Fund’s expenses for at least one year.  The Board considered possible fall-out benefits to be received by RNC Genter including the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.  It was noted that RNC Genter would utilize soft dollars in connection with its management of the Fund.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that RNC Genter has the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded unanimously that it was in the best interests of the Fund to approve the Agreement.  No single factor was determinative in the Board’s analysis.

FUND INFORMATION

	TICKER	CUSIP
RNC Genter Dividend Income Fund	GDIIX	461 418 865

Privacy Principles of the RNC Genter Dividend Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the RNC Genter Dividend Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 5GENTER or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 5GENTER or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 5GENTER. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

RNC Genter Dividend Income Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (877) 5GENTER

Investment Advisor
RNC Genter Capital Management LLC
11601 Wilshire Boulevard
Twenty-fifth Floor
Los Angeles, California 90025

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date July 8, 2009

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date July 8, 2009